SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Share Capital (Details)			1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 28, 2021 shares	Mar. 05, 2018 USD ($) shares	May 31, 2022 shares	Jun. 30, 2022 Y Vote $ / shares shares	Jun. 30, 2022 Y Vote $ / shares shares	Aug. 01, 2022 shares	Apr. 12, 2022 $ / shares shares	Apr. 11, 2022 shares	Dec. 31, 2021 $ / shares shares
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, shares authorized				50,000,000,000	50,000,000,000				50,000,000,000
Ordinary shares, par value | $ / shares				$ 0	$ 0		$ 0		$ 0
Series B warrants
SHARE OWNERSHIP AND RIGHTS
Shares issued (in shares)				1,710,500,800
ADS | Series B warrants
SHARE OWNERSHIP AND RIGHTS
Shares issued (in shares)				342,100
Number of ADS received for a warrant				1.0	1.0
Quoin
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, shares authorized							50,000,000,000	12,500,000,000
Shares issued (in shares)		100
Shares issued, Value | $		$ 100
Number of founders	2
Shares issued upon conversion	240,292		224,388
Number of vote for each ordinary share | Vote				1	1
Number of years of income that limits distribution | Y				2	2
Maximum period between date of financial statements and distribution date					6 months
Threshold period for not to enter in to an agreement for variable rate transaction from the date of closing of the Offering					180 days
Threshold period for not to issue or proposed issuance of any ADSs or ordinary shares					90 days
Quoin | ADS
SHARE OWNERSHIP AND RIGHTS
Number of ordinary shares for each ADS						5,000